Subsequent Events (Details)	1 Months Ended			2 Months Ended		9 Months Ended
	Feb. 25, 2019 USD ($)	Dec. 31, 2018 USD ($) shares	Nov. 30, 2018 USD ($) shares	Nov. 30, 2018	Nov. 14, 2018 USD ($)	Sep. 30, 2018 USD ($) ft²
Subsequent Events (Textual)
Unsecured loan		$ 528,000				$ 283,000
Monthly rent						$ 4,763
Area of Land | ft²						5,196
Lease expires						Oct. 31, 2019
Subsequent Event [Member]
Subsequent Events (Textual)
Cash gross proceeds					$ 45,000
Unsecured loan					$ 100,000
Percentage vote of common stock			5.00%		5.00%
Stock options, granted | shares		175,000	175,000
Vesting period		3 years	3 years
Gross proceeds			$ 5,000,000		$ 5,000,000
Subsequent Event [Member] | Private Placement [Member]
Subsequent Events (Textual)
Purchase agreement, description				The Company issued and sold an aggregate of 170,000 additional Units to the Purchasers, for total gross proceeds to the Company of approximately $425,000 before deducting offering expenses.
Cash commission, description	The Company agreed to pay the brokers a cash commission equal to 10% of the gross proceeds from the sale of the Units sold to investors by such brokers. In addition to the brokers' commission, the Company agreed to issue 5-year warrants to the brokers to purchase an amount of Common Stock equal to 10% of the total amount of shares sold by such brokers in the 2018 Private Placement, at an exercise price of $3.45 per share. Notwithstanding the Company's agreement to pay to brokers the 10% cash commission and issue warrants for 10% of the shares sold in the 2018 Private Placement, the HRA Amendments modified the broker commission arrangements with respect to HRA. HRA was the only broker in the 2018 Private Placement. Pursuant to the Company's engagement letter with HRA (acting through the registered broker-dealer, Corinthian Partners, LLC), as amended in February 2019 by the HRA Amendments, the Company agreed to pay HRA a cash fee equal to 8% of the gross proceeds received by the Company from Prospects in the 2018 Private Placement and to issue warrants exercisable to purchase shares of Common Stock (or common stock equivalents) in an amount equal to 8% of the shares of Common Stock purchased by Prospects in the 2018 Private Placement.
Subsequent Event [Member] | 2019 Private Placement [Member]
Subsequent Events (Textual)
HRA capital description	The Company amended its engagement letter with HRA Capital ("HRA"), acting through its affiliate, Corinthian Partners, LLC, each of which are affiliates of one of the Company's greater than 5% stockholders. Pursuant to the original agreement (prior to the amendment), the Company agreed to pay HRA 10% of the gross proceeds (the "HRA Fee") received by the Company in subsequent private placement transactions from investors with whom HRA or Corinthian Partners, LLC had material contact with for purposes of the engagement letter (the "Prospects"), provided such compensation would only be paid in connection with private placement transactions that closed within 12 months of the expiration of the engagement letter (the "Tail Period"). The Company agreed to issue to HRA warrants to purchase shares of Common Stock (or common stock equivalents) in an amount equal to 10% of the shares purchased by Prospects during the Tail Period ("HRA Warrants"). In February 2019, the Company and HRA agreed (i) to extend the Tail Period until June 30, 2019, (ii) to modify the HRA Fee so that HRA is entitled to receive a cash fee equal to 8% of the gross proceeds received by the Company from Prospects in all subsequent private placement transactions and (iii) to modify the HRA Warrants so that they are exercisable to purchase shares of Common Stock (or common stock equivalents) in an amount equal to 8% of the shares of Common Stock purchased by Prospects in subsequent private placements (collectively, the "HRA Amendments"). Upon issuance, the HRA Warrants will be immediately exercisable and expire five years from the closing of the related transaction.
Gross proceeds from issuance of units	$ 592,500